Financial instruments - Fair value and risk management - Gross amounts for hedged items (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Total cash flow hedge reserve	€ 1,295.0	€ 211.0	€ (111.0)
Gross
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedge reserve, continuing hedges	1,372.5	114.4	(211.3)
Cash flow hedge reserve, balance remaining	72.6	102.3	47.8
Total cash flow hedge reserve	1,445.1	216.7	(163.5)
Foreign currency risk | Property, plant and equipment - aircraft additions | Gross
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedge reserve, continuing hedges	322.5	139.7	406.3
Cash flow hedge reserve, balance remaining	72.6	102.3	47.8
Total cash flow hedge reserve	395.1	242.0	454.1
Foreign currency risk | Fuel and oil operating expenses | Gross
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedge reserve, continuing hedges	105.6	(10.6)	97.0
Total cash flow hedge reserve	105.6	(10.6)	97.0
Foreign currency risk | GBP currency swap | Gross
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedge reserve, continuing hedges		5.4
Total cash flow hedge reserve		5.4
Interest rate risk | Variable-rate instruments | Gross
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedge reserve, continuing hedges	(4.3)	(6.1)	(2.8)
Total cash flow hedge reserve	(4.3)	(6.1)	(2.8)
Commodity price risk | Fuel and carbon operating expenses | Gross
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedge reserve, continuing hedges	948.7	(14.0)	(711.8)
Total cash flow hedge reserve	€ 948.7	€ (14.0)	€ (711.8)